Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease expenses
(a)	The components of lease expenses were as follows:

	For the year ended December 31
	2020	2021	2022

		(in thousands)
Lease cost:
Amortization of right-of-use assets	329	801	946
Interest of lease liabilities	7	84	73
Expenses for short-term lease within 12 months	308	156	(153)

Total lease cost	644	1,041	866

Supplemental cash flow information related to leases
(b)	Supplemental cash flow information related to leases was as follows:

	For the year ended December 31
	2020	2021	2022

	(in thousands)
Cash paid for amounts included in the measurement of lease
Operating cash flows from operating leases	336	885	1,008

Schedule of Weighted Average Lease Terms and Discount Rate
(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	10.5 months	30.00 months	18.55 months
Weighted-average discount rate
Operating leases	4% per annum	4% per annum	4% per annum

Schedule of Maturities of lease liabilities
(d)	Maturities of lease liabilities were as follows:

As of December 31
2022
(in thousands)
Year Ending December 31,
2023	1,007
2024	300

Total undiscounted lease payments	1,307
Less: imputed interest	(41)

Total lease liabilities	1,266